UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    November 20, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Apache Corp              Common    037411105      31196       493604   X                        493604
Baker Hughes Inc         Common    057224107      19157       280900   X                        280900
Bois d'Arc Energy        Common    09738U103      20497      1339700   X                       1339700
Cabot Oil & Gas          Common    127097103       1189        24800   X                         24800
Canadian Natural Resour  Common    136385101      18803       412525   X                        412525
Chevron Corp             Common    166764100      59141       911829   X                        911829
Comstock Resources, Inc  Common    205768203       9478       349100   X                        349100
ConocoPhillips           Common    20825C104      33646       565188   X                        565188
Denbury Resources Inccm  Common    247916208       1485        51400   X                         51400
Devon Energy Corp        Common    25179M103      55421       877612   X                        877612
Endeavour International  Common    29259G101        594       221600   X                        221600
Exxon Mobil Corp         Common    30231G102     104365      1555366   X                       1555366
GlobalSantaFe Corp       Common    G3930E101      11858       237200   X                        237200
Halliburton Co           Common    406216101      21628       760200   X                        760200
Hercules Offshore        Common    427093109       8570       276000   X                        276000
Hess Corporation         Common    42809H107      33771       815334   X                        815334
Input/Output, Inc        Common    457652105      16420      1653624   X                       1653624
National-Oilwell Varco,  Common    637071101      29870       510168   X                        510168
Noble Energy Inc         Common    655044105      16440       360600   X                        360600
Occidental Petroleum Co  Common    674599105      13553       281700   X                        281700
Petrohawk Energy Corpcm  Common    716495106       2929       281600   X                        281600
Range Resouces Corp      Common    75281A109      30794      1220050   X                       1220050
Schlumberger LTD         Common    806857108      41104       662650   X                        662650
Southern Union Company   Common    844030106      22925       868050   X                        868050
Southwestern Energy Co   Common    845467109        804        26900   X                         26900
Talisman Energy, Inc     Common    87425E103      18605      1135850   X                       1135850
Transocean Inc           Common    G90078109      32696       446479   X                        446479
Willbros Group, Inc.     Common    969199108      11288       722653   X                        722653
Williams Companies       Common    969457100      36508      1529450   X                       1529450
XOM 21Oct06 67.5 Call    Put       XOMJU1111        473         2400   X                          2400
XTO Energy Inc           Common    98385X106      33439       793700   X                        793700

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:  738,646